Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income	$ 10,228,000	$ 12,774,000
Other Comprehensive Income:
Unrealized Holding Losses on AFS Securities, Net of Taxes of $(14.9) million and $(2.5) million at December 31, 2022 and 2021, Respectively	46,003,000	7,726,000
Reclassification Adjustment for Losses (Gains) Included in Net Income, Net of Taxes of $(1) thousand and $0 at December 31, 2022 and 2021, Respectively	2,000	0
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	6,000	0
Other Comprehensive Loss	(45,995,000)	(7,726,000)
Comprehensive (Loss) Income	$ (35,767,000)	$ 5,048,000